OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
OTHER PAYABLES AND ACCRUALS

15.	OTHER PAYABLES AND ACCRUALS

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial liabilities
Transaction deposit of mining right acquisition (Note 20 (b))	—	75,815	10,452
Accrued expenses	6,444	7,689	1,061
Deposits from customers	305	305	42
	6,749	83,809	11,555

Penalties related to income tax	4,611	5,450	751
Taxes other than income tax payable (a)	1,885	3,268	451
Accrued payroll	3,108	2,697	372
Others	371	798	110
	9,975	12,213	1,684

Total	16,724	96,022	13,239

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.